FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis
	December 31, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$24,398	$-	$24,398
Government debentures	-	-	-	-
Government sponsored enterprises	-	2,091	-	2,091
Money markets funds	3,480	-	-	3,480
Investment in affiliated companies	-	-	19,800	19,800

Total	$3,480	$26,489	$19,800	$49,769

Liabilities:
Foreign currency derivatives	$-	$32	$-	$32
Contingent consideration	-	-	878	878

Total	$-	$32	$878	$910

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Corporate debentures	$-	$34,126	$-	$34,126
Government debentures	-	2,182	-	2,182
Government sponsored enterprises	-	961	-	961
Money markets funds	9,571	-	-	9,571
Investment in affiliated companies	-	-	20,130	20,130

Total	$9,571	$37,269	$20,130	$66,970

Liabilities:
Foreign currency derivatives	$-	$131	$-	$131
Contingent consideration	-	-	4,983	4,983

Total	$-	$131	$4,983	$5,114

Schedule Of Changes In Level 3 marketable securities and the investment in Iluminage Beauty, Measured On A Recurring Basis

	December 31,
	2015	2014
Marketable securities:
Balance at the beginning of the year	$-	$1,061
Changes in realized gains included in earnings	-	53
Changes in unrealized gain included in other comprehensive income	-	136
Sales at carrying amount	-	(1,250)

Balance at the end of the year	$-	$-
	December 31,
	2015	2014

Iluminage Beauty:
Fair value at the beginning of the year	$20,130	$24,720
Changes in the fair value included in earnings	(330)	(4,590)

Fair value at the end of the year	$19,800	$20,130

Schedule Of Changes In Level 3 Contingent Consideration Obligations Measured On A Recurring Basis
	December 31,
	2015	2014

Fair value at the beginning of the year	$4,983	$7,896
Acquisition date fair value of contingent consideration related to investment in CoolTouch (see Note 1b1)	-	100
Changes in the fair value of contingent consideration in RBT and Cooltouch, net	(4,105)	(3,013)

Fair value at the end of the year	$878	$4,983